Shareholders' Equity (Reclassification out of AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of loss	$ 249	$ 33	$ 312
Tax benefit (expense)	193	(84)	(86)
Net pension and post-retirement benefits	25	24	$ 39
Accumulated pension liability adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of loss	(31)	(29)
Tax benefit (expense)	6	5
Net pension and post-retirement benefits	$ (25)	$ (24)